Taxation - Reconciliation of actual income tax expense and amount computed by applying the PRC statutory income tax rate (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxation
Statutory tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%
Income(loss) before tax		¥ (232,101)	$ (33,651)	¥ (1,194,090)	¥ (206,710)
Income tax computed at PRC statutory tax rate		(58,025)		(298,523)	(51,678)
Tax rate differential not subject to PRC income tax		39,482		758	3,069
Non-deductible expense		44,424		47,393	43,350
Effect of preferential tax rate	[1]	(6,364)		68,988	(4,654)
Change in valuation allowance		59,700		188,892	29,819
Additional deduction for research and development expenses		(981)		(839)	(6,128)
Tax-exempted income		(92)		(220)	(1,054)
Late payment surcharge on uncertain tax position		2,197		2,661	2,039
Other		(72,853)		(203)	(98)
Income Tax Expense (Benefit)		¥ 7,487	$ 1,086	¥ 8,907	¥ 14,665
Minimum
Taxation
Future income tax rate (as a percent)		15.00%	15.00%
Maximum
Taxation
Future income tax rate (as a percent)		25.00%	25.00%
HNTE
Taxation
Preferential tax rate (as a percent)		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%

[1]	Shenzhen Fangdd enjoys a preferential income tax rate of 15% from 2014 to 2022 if all the criteria for HNTE status could be satisfied in the relevant years. Please refer to Note 16 – a) PRC section for details.